Average Annual Total Returns - Core Bond Fund	May 25, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Core Bond Fund
Average Annual Return:
1 Year	8.73%
5 Years	4.94%
10 Years	4.14%